Commitments and Contingent Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingent Liabilities (Details) [Line Items]
Customer prepayments	$ 414.1	$ 440.3
Interest and penalties	22.0
Interest	$ 4.0
Outstanding percentage	50.00%
Canada Revenue Agency [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Interest and penalties	$ 77.0
Canadian Tax Authorities [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Interest and penalties	$ 9.0